Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Operating activities
Net earnings	$ 1,692,715,000	$ 1,631,249,000
Adjustments for:
Amortization, depreciation and impairment	536,859,000	519,648,000
Deferred income tax recovery	(146,100,000)	(109,496,000)
Foreign exchange gain	(11,043,000)	(766,000)
Share-based payment costs	67,840,000	58,214,000
Gain on sale of property, plant and equipment and on lease terminations	(284,000)	(3,065,000)
Net change in non-cash working capital items and others	64,996,000	16,465,000
Cash provided by operating activities	2,204,983,000	2,112,249,000
Investing activities
Net change in short-term investments	59,053,000	(81,131,000)
Business acquisitions (net of cash acquired)	(380,313,000)	(13,039,000)
Loan receivable	7,508,000	(15,846,000)
Purchase of property, plant and equipment	(109,733,000)	(159,769,000)
Proceeds from sale of property, plant and equipment	5,732,000	0
Additions to contract costs	(97,059,000)	(102,082,000)
Additions to intangible assets	(153,907,000)	(147,200,000)
Purchase of long-term investments	(161,842,000)	(93,275,000)
Proceeds from sale of long-term investments	55,177,000	50,484,000
Cash used in investing activities	(775,384,000)	(561,858,000)
Financing activities
Increase of long-term debt	747,073,000	948,000
Repayment of long-term debt	(1,154,878,000)	(79,150,000)
Settlement of derivative financial instruments	38,943,000	2,921,000
Payment of lease liabilities	(146,762,000)	(161,211,000)
Repayment of debt assumed from business acquisitions	(162,146,000)	(56,994,000)
Purchase for cancellation of Class A subordinate voting shares	(934,765,000)	(788,020,000)
Issuance of Class A subordinate voting shares	76,523,000	88,316,000
Purchase of Class A subordinate voting shares held in trusts	(66,847,000)	(74,455,000)
Withholding taxes remitted on the net settlement of performance share units	(15,407,000)	(13,879,000)
Net change in clients' funds obligations	10,609,000	(110,852,000)
Cash used in financing activities	(1,607,657,000)	(1,192,376,000)
Effect of foreign exchange rate changes on cash, cash equivalents and cash included in funds held for clients	34,704,000	8,884,000
Net (decrease) increase in cash, cash equivalents and cash included in funds held for clients	(143,354,000)	366,899,000
Cash, cash equivalents and cash included in funds held for clients, beginning of year	1,838,083,000	1,471,184,000
Cash, cash equivalents and cash included in funds held for clients, end of year	1,694,729,000	1,838,083,000
Cash composition:
Cash and cash equivalents	1,461,145,000	1,568,291,000
Cash included in funds held for clients	$ 233,584,000	$ 269,792,000